Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Line Items]
Deferred tax assets related to net operating loss carry forwards		¥ 218,042	¥ 164,559		$ 34,216
Interest and penalties related to an uncertain tax position		¥ 0	¥ 0
Income tax examination, description		In accordance with relevant PRC tax administration laws, the tax year from 2016 through 2021 remain open to examination by the respective tax authorities.
Minimum
Income Tax Disclosure [Line Items]
Open tax examination year		2016
Maximum
Income Tax Disclosure [Line Items]
Open tax examination year		2021
VIE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year		2022
VIE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year		2031
WFOE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year		2022
WFOE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year		2031
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate		16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate		25.00%	25.00%	25.00%
Effective preferential income tax rate	15.00%	15.00%	15.00%